Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Debt (in thousands)
	December 31,	December 31,
	2019	2018
Revolving credit agreements	$—	—
Riverfront permanent loan	88,925	88,789
	88,925	88,789
Less portion due within one year	—	—
	$88,925	88,789